Net Employee Defined Benefit Liabilities - Schedule of Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit obligation [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	$ 3,135	$ 3,163
Current service cost	126	152
Net interest expense	150	150
Past service cost and effect of settlements		(212)
Total expense recognized in profit or loss for the period	276	90
Payments from the plan	(537)	(36)
Return on plan assets (excluding amounts included in net interest expenses)
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions	(13)	(24)
Actuarial gain (loss) arising from experience adjustments	36	36
Total effect on other comprehensive income for the period	23	12
Effect of changes in foreign exchange rates	(21)	(94)
by employer
by plan’s participants
Balance at ending	2,876	3,135
Fair value of plan assets [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	(2,266)	(2,123)
Current service cost
Net interest expense	(108)	(104)
Past service cost and effect of settlements	28	111
Total expense recognized in profit or loss for the period	(80)	7
Payments from the plan	424	29
Return on plan assets (excluding amounts included in net interest expenses)	(191)	(109)
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions
Actuarial gain (loss) arising from experience adjustments
Total effect on other comprehensive income for the period	(191)	(109)
Effect of changes in foreign exchange rates	13	60
by employer	(125)	(130)
by plan’s participants
Balance at ending	(2,225)	(2,266)
Net defined benefit liability (asset) [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	869	1,040
Current service cost	126	152
Net interest expense	42	46
Past service cost and effect of settlements	28	(101)
Total expense recognized in profit or loss for the period	196	97
Payments from the plan	(113)	(7)
Return on plan assets (excluding amounts included in net interest expenses)	(191)	(109)
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions	(13)	(24)
Actuarial gain (loss) arising from experience adjustments	36	36
Total effect on other comprehensive income for the period	(168)	(97)
Effect of changes in foreign exchange rates	(8)	(34)
by employer	(125)	(130)
by plan’s participants
Balance at ending	$ 651	$ 869